Related Party and Transaction and Balances with Related Parties - Schedule of Related Parties (Details)	6 Months Ended
Jun. 30, 2025
Mr. Jianfei Zhang [Member]
Schedule of Related Parties [Line Items]
Relationship with the Company	Controlling shareholder and CEO of the Company